Leases (Tables) - Athena Technology Solutions Holdings, LLC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Operating Lease [Line Items]
Schedule Of Lease Expense
The following table presents the ROU assets and lease liabilities recognized as of March 31, 2026 and December 31, 2025 related to these leases with related parties (in thousands):

	March 31, 2026	December 31, 2025
Operating lease ROU assets	$1,927	$2,188
Operating lease liabilities	1,037	1,070
Operating lease liabilities, net of current portion	996	1,228

The following table presents components of lease expense recognized during the years ended December 31, 2025 and 2024:

(In thousands)	Year Ended December 31,
	2025	2024
Operating lease cost	$3,810	$3,715
Short-term lease cost	316	170
Variable lease cost	196	277
Sub-lessor lease income	(38)	(154)

Total lease cost	$4,284	$4,008

Schedule Of Supplemental Cash Flow Information
Supplemental cash flow information for the year ended December 31, 2025 and 2024, was as follows:

(In thousands)	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,819	$3,537
ROU assets obtained in exchange for new lease liabilities:
Operating leases	$915	$305

Schedule Of Weighted Average Remaining Lease Term And Weighted Average Discount Rate
The weighted-average remaining lease term and weighted-average discount rate as of December 31, 2025 and 2024, were as follows:

	December 31,
	2025	2024
Weighted-average remaining lease term (years):
Operating leases	2.5	3.1
Weighted-average discount rate:
Operating leases	7.1%	7.3%

Lessee, Operating Lease, Liability, to be Paid, Maturity
The table below reconciles the undiscounted future minimum lease payments under non-cancelable operating
leases with terms of more than one year to the total operating liabilities recognized on the consolidated balance sheet at December 31, 2025:

(In thousands)
2026	$3,871
2027	2,959
2028	1,551
2029	373
2030	125

Total future minimum lease payments	8,879
Imputed interest	(753)

Present value of operating lease liabilities	$8,126

Schedule of Lessee Operating Lease Assets And Liabilities	The following table presents the ROU assets and lease liabilities recognized as of December 31, 2025 and 2024 related to these leases with related parties:

(In thousands)	December 31,
	2025	2024
Operating lease ROU assets	$2,188	$3,940
Operating lease liabilities	1,070	1,237
Operating lease liabilities, net of current portion	1,228	2,854

Lessor, Operating Lease, Payment to be Received, Maturity
As of December 31, 2025, the undiscounted cash flows to be received from lease payments of the aircraft operating lease on an annual basis for the next five years and thereafter are as follows:

(In thousands)
2026	$566
2027	559
2028	480
2029	481
2030	486
Thereafter	938

Total undiscounted cash flows	$3,510